Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment, net consists of the following:

(in thousands)	September 30, 2021	December 31, 2020

Computer equipment	$81	74
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	106	106
Office equipment	5	5
Property and equipment, gross	668	661
Less: Accumulated depreciation	(379)	(291)
Property and equipment, net	$289	$370

Depreciation expense is included in selling, general and administrative expense on the statements of operations. Depreciation expense was $29,000 and $95,000 for the three and nine months ended September 30, 2021, respectively. Depreciation expense was $36,000 and $109,000 for the three and nine months ended September 30, 2020, respectively.

8. Property and Equipment, Net

Property and equipment, net consists of the following:

(in thousands)	December 31, 2019	December 31, 2020
Computer equipment	$74	$74
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	101	106
Office equipment	5	5
Property and equipment, gross	656	661
Less: Accumulated depreciation	(153)	(291)
Property and equipment, net	$503	$370

Depreciation expense was $0.4 million and $0.1 million for the years ended December 31, 2019, and 2020, respectively, which was included in selling, general and administrative expense on the statements of operations.

During the year ended December 31, 2019, we recognized losses on disposal of Cutanea’s fixed assets in the amount of $0.6 million, which was recorded as other expenses.